Commitments and Contingencies - Additional Information (Details)						12 Months Ended
	Feb. 28, 2017 USD ($)	Mar. 01, 2016 ft²	Sep. 08, 2015 USD ($)	Jul. 01, 2015 USD ($) ft²	Feb. 02, 2015 USD ($)	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement term				4 years
Area of leased property (in sqft) | ft²				8,171
Future minimum commitment under non-cancelable operating lease				$ 23,300	$ 22,000	$ 1,714,788
Period of increases to monthly payments				3 years	2 years
Additional area of office space for headquarters facility (in sqft) | ft²		5,265
Rent expense						$ 595,000	$ 375,000
Settled Litigation [Member] | Subsequent event [Member]
Loss Contingencies [Line Items]
Payment to dismiss lawsuit	$ 175,000
Ivyland, Pennsylvania [Member]
Loss Contingencies [Line Items]
Area of leased property (in sqft) | ft²						2,100
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member]
Loss Contingencies [Line Items]
Royalty payment period			36 months
Fair value of royalty			$ 153,000			$ 136,000
General and administrative expense						$ 15,000